Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 116,716,473	$ -	$ 116,716,473
Short-Term Money Market Fund*	9,422,026	-	9,422,026
Exchange-Traded Futures Contracts
Energies	971,559	-	971,559
Grains	218,404	-	218,404
Interest rates	(186,905)	-	(186,905)
Livestock	(52,200)	-	(52,200)
Metals	362,701	-	362,701
Softs	(20,342)	-	(20,342)
Stock indices	421,108	-	421,108

Total exchange-traded futures contracts	1,714,325	-	1,714,325

Over-the-Counter Forward Currency Contracts	-	1,021,998	1,021,998

Total futures and forward currency contracts (2)	1,714,325	1,021,998	2,736,323

Total financial assets at fair value	$ 127,852,824	$ 1,021,998	$ 128,874,822

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 22,491,201
Investments in U.S. Treasury notes			94,225,272
Total investments in U.S. Treasury notes			$ 116,716,473

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 2,817,580
Net unrealized depreciation on open futures and forward currency contracts			(81,257)
Total net unrealized appreciation on open futures and forward currency contracts			$ 2,736,323

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial
Condition.

Financial assets and liabilities at fair value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury Notes (1)	$ 106,748,268	$ -	$ 106,748,268
Short-Term Money Market Fund*	18,740,245	-	18,740,245
Exchange-Traded Futures Contracts
Energies	392,983	-	392,983
Grains	(132,128)	-	(132,128)
Interest rates	564,508	-	564,508
Livestock	21,360	-	21,360
Metals	(325,106)	-	(325,106)
Softs	288,037	-	288,037
Stock indices	553,014	-	553,014

Total exchange-traded futures contracts	1,362,668	-	1,362,668

Over-the-Counter Forward Currency Contracts	-	(322,043)	(322,043)

Total futures and forward currency contracts (2)	1,362,668	(322,043)	1,040,625

Total financial assets at fair value	$ 126,851,181	$ (322,043)	$ 126,529,138

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 14,499,918
Investments in U.S. Treasury notes			92,248,350
Total investments in U.S. Treasury notes			$ 106,748,268

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 1,396,471
Net unrealized depreciation on open futures and forward currency contracts			(355,846)
Total net unrealized appreciation on open futures and forward currency contracts			$ 1,040,625

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of
Financial Condition.